Notes Receivable, Net (Details) - P3 Health Partners Inc.	Jun. 30, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of promissory notes entered | item	5	5
Number of family medical practices with whom promissory notes are entered | item	3	3
Separate provider agreements with each practice related to number of promissory notes entered | item	4	4
Notes receivable including accrued interest net of valuation allowances	$ 3,729,220	$ 3,590,715
Notes receivable current portion	150,000
Notes receivable accrued interest	1,006,898	885,243	$ 572,382
Notes receivable valuation allowances	$ 659,958	$ 526,808	$ 195,967
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest rates	5.00%	5.00%
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest rates	10.00%	10.00%